Related party transactions - Disclosure of key management personnel compensation (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of transactions between related parties [abstract]
Wages and benefits	$ 505,026	$ 641,338	$ 427,252
Consulting fees	628,264	529,529	180,000
Directors compensation	130,000	70,000	85,000
Share-based compensation	167,027	860,400	988,716
Total	$ 1,430,317	$ 2,101,267	$ 1,680,968